Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	$ (0.22)	$ (0.18)	$ (0.86)	$ (0.35)	$ (0.62)	$ (1.16)
Diluted	$ 16,057,132	$ 13,459,713	$ 14,761,502	$ 13,228,828	$ 13,332,106	$ 9,339,199